DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Japan Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.4%
Communication Services - 7.7%
Capcom Co. Ltd.	8,300	$231,614
CyberAgent, Inc.	19,200	352,708
Dentsu Group, Inc.	10,036	372,194
Hakuhodo DY Holdings, Inc.	11,380	179,055
Kakaku.com, Inc.	6,036	188,188
KDDI Corp.	75,915	2,325,442
Koei Tecmo Holdings Co. Ltd.	2,720	116,326
Konami Holdings Corp.	4,264	270,533
Nexon Co. Ltd.	23,064	421,385
Nintendo Co. Ltd.	5,321	2,558,568
Nippon Telegraph & Telephone Corp.	60,552	1,615,968
SoftBank Corp.	135,300	1,812,158
SoftBank Group Corp.	56,886	3,196,040
Square Enix Holdings Co. Ltd.	3,900	227,233
Toho Co. Ltd.	5,198	224,901
Z Holdings Corp.	123,728	806,372

(Cost $13,556,563)		14,898,685

Consumer Discretionary - 18.4%
ABC-Mart, Inc.	1,611	86,250
Aisin Corp.	6,623	253,145
Bandai Namco Holdings, Inc.	9,407	653,355
Bridgestone Corp.	27,007	1,243,135
Casio Computer Co. Ltd.	9,092	140,411
Denso Corp.	20,410	1,430,360
Fast Retailing Co. Ltd.(a)	2,789	1,838,461
Hikari Tsushin, Inc.	952	166,750
Honda Motor Co. Ltd.	76,745	2,331,335
Iida Group Holdings Co. Ltd.	6,666	169,415
Isuzu Motors Ltd.	27,495	347,889
Koito Manufacturing Co. Ltd.	4,772	291,920
Mazda Motor Corp.*	26,904	233,544
McDonald’s Holdings Co. Japan Ltd.	3,819	182,246
Mercari, Inc.*	4,800	237,349
Nissan Motor Co. Ltd.*	108,147	568,677
Nitori Holdings Co. Ltd.	3,747	700,934
Oriental Land Co. Ltd.	9,425	1,427,264
Pan Pacific International Holdings Corp.	19,200	365,972
Panasonic Corp.	103,844	1,238,407
Rakuten Group, Inc.	40,938	428,674
Rinnai Corp.	1,755	188,717
Ryohin Keikaku Co. Ltd.(a)	11,300	242,198
Sekisui Chemical Co. Ltd.	18,452	315,989
Sekisui House Ltd.	29,352	585,092
Sharp Corp.(a)	9,855	130,158
Shimano, Inc.	3,584	1,052,249
Sony Group Corp.	59,293	6,122,515
Stanley Electric Co. Ltd.	5,846	146,024
Subaru Corp.	29,017	537,137
Sumitomo Electric Industries Ltd.	35,913	480,026
Suzuki Motor Corp.	17,389	751,735
Toyota Industries Corp.	6,999	591,017
Toyota Motor Corp.	99,773	8,699,019
USS Co. Ltd.	10,118	167,476
Yamada Holdings Co. Ltd.	32,647	140,363
Yamaha Corp.	6,307	372,062
Yamaha Motor Co. Ltd.	13,124	334,020
ZOZO, Inc.	5,934	226,270

(Cost $29,755,578)		35,417,560

Consumer Staples - 6.9%
Aeon Co. Ltd.(a)	30,902	820,055
Ajinomoto Co., Inc.	22,001	648,741
Asahi Group Holdings Ltd.	21,497	999,279
Cosmos Pharmaceutical Corp.	1,000	177,067
Ito En Ltd.	2,400	151,834
Japan Tobacco, Inc.	56,489	1,094,967
Kao Corp.	22,784	1,376,380
Kikkoman Corp.	6,748	506,644
Kirin Holdings Co. Ltd.	38,789	703,043
Kobayashi Pharmaceutical Co. Ltd.	2,600	203,481
Kobe Bussan Co. Ltd.	6,200	241,203
Kose Corp.	1,588	191,977
Lawson, Inc.(a)	2,369	114,127
Lion Corp.	10,288	175,153
MEIJI Holdings Co. Ltd.	5,793	355,958
NH Foods Ltd.	3,711	143,866
Nisshin Seifun Group, Inc.	9,275	152,089
Nissin Foods Holdings Co. Ltd.	2,970	231,089
Pigeon Corp.	5,100	147,648
Pola Orbis Holdings, Inc.	4,379	95,688
Seven & i Holdings Co. Ltd.(a)	35,502	1,553,808
Shiseido Co. Ltd.	18,907	1,253,363
Suntory Beverage & Food Ltd.	6,436	257,697
Toyo Suisan Kaisha Ltd.	4,012	166,111
Tsuruha Holdings, Inc.	1,997	251,406
Unicharm Corp.	18,974	845,780
Welcia Holdings Co. Ltd.	4,100	144,785
Yakult Honsha Co. Ltd.	6,038	347,961

(Cost $14,155,451)		13,351,200

Energy - 0.6%
ENEOS Holdings, Inc.	144,737	560,582
Idemitsu Kosan Co. Ltd.	10,060	241,224
Inpex Corp.	48,544	334,467

(Cost $1,857,215)		1,136,273

Financials - 8.6%
Acom Co. Ltd.	18,674	72,140
Chiba Bank Ltd.	24,460	152,743
Concordia Financial Group Ltd.	52,438	203,527

Dai-ichi Life Holdings, Inc.	48,719	960,741
Daiwa Securities Group, Inc.	68,944	390,107
Japan Exchange Group, Inc.	24,032	572,102
Japan Post Bank Co. Ltd.	18,825	164,782
Japan Post Holdings Co. Ltd.*	74,170	636,629
Japan Post Insurance Co. Ltd.	10,400	188,593
Mitsubishi HC Capital, Inc.	29,416	157,488
Mitsubishi UFJ Financial Group, Inc.	575,842	3,111,217
Mizuho Financial Group, Inc.	113,677	1,594,361
MS&AD Insurance Group Holdings, Inc.	20,889	675,003
Nomura Holdings, Inc.	143,777	697,354
ORIX Corp.	57,527	1,072,732
Resona Holdings, Inc.	100,076	387,241
SBI Holdings, Inc.	11,299	274,220
Shizuoka Bank Ltd.	20,782	162,833
Sompo Holdings, Inc.	15,075	661,565
Sumitomo Mitsui Financial Group, Inc.	61,572	2,127,302
Sumitomo Mitsui Trust Holdings, Inc.	16,162	528,572
T&D Holdings, Inc.	25,349	307,603
Tokio Marine Holdings, Inc.	29,771	1,455,062
Tokyo Century Corp.	1,600	91,478

(Cost $19,216,944)		16,645,395

Health Care - 10.1%
Asahi Intecc Co. Ltd.	9,700	293,605
Astellas Pharma, Inc.	87,735	1,480,924
Chugai Pharmaceutical Co. Ltd.	31,635	1,238,773
Daiichi Sankyo Co. Ltd.	82,483	1,960,204
Eisai Co. Ltd.	11,212	925,985
Hisamitsu Pharmaceutical Co., Inc.(a)	2,406	96,446
Hoya Corp.	17,586	2,842,150
Kyowa Kirin Co. Ltd.	12,660	413,695
M3, Inc.	20,684	1,391,467
Medipal Holdings Corp.	8,682	165,961
Nippon Shinyaku Co. Ltd.	2,300	186,693
Olympus Corp.	54,676	1,148,785
Ono Pharmaceutical Co. Ltd.	17,683	424,977
Otsuka Holdings Co. Ltd.	18,700	795,662
PeptiDream, Inc.*	4,400	155,179
Santen Pharmaceutical Co. Ltd.	17,174	256,014
Shionogi & Co. Ltd.	12,308	777,760
Sumitomo Dainippon Pharma Co. Ltd.	8,348	149,636
Sysmex Corp.	7,944	904,048
Taisho Pharmaceutical Holdings Co. Ltd.	1,546	90,218
Takeda Pharmaceutical Co. Ltd.	74,423	2,488,772
Terumo Corp.	30,302	1,266,175

(Cost $15,912,574)		19,453,129

Industrials - 21.6%
AGC, Inc.	8,962	433,376
ANA Holdings, Inc.*	7,618	180,418
Central Japan Railway Co.	6,726	985,836
Dai Nippon Printing Co. Ltd.	10,543	250,698
Daifuku Co. Ltd.	4,700	415,252
Daikin Industries Ltd.	11,748	2,926,455
East Japan Railway Co.	14,285	964,885
FANUC Corp.	9,089	1,981,958
Fuji Electric Co. Ltd.	5,906	255,802
Hankyu Hanshin Holdings, Inc.	10,840	324,663
Harmonic Drive Systems, Inc.	2,000	110,712
Hino Motors Ltd.	12,760	110,533
Hitachi Construction Machinery Co. Ltd.	4,820	138,227
Hitachi Ltd.	45,534	2,518,515
Hoshizaki Corp.	2,654	249,201
ITOCHU Corp.	56,088	1,688,019
Japan Airlines Co. Ltd.*	6,554	139,462
Kajima Corp.	21,376	276,490
Keio Corp.	4,736	254,848
Keisei Electric Railway Co. Ltd.	5,984	184,119
Kintetsu Group Holdings Co. Ltd.*	8,110	277,177
Komatsu Ltd.	41,237	997,987
Kubota Corp.	48,763	1,008,148
Kurita Water Industries Ltd.	4,442	208,342
Lixil Corp.	12,516	364,621
Makita Corp.	10,544	605,718
Marubeni Corp.	73,987	588,856
MINEBEA MITSUMI, Inc.	16,924	435,810
MISUMI Group, Inc.	13,320	528,490
Mitsubishi Corp.	59,391	1,787,425
Mitsubishi Electric Corp.	86,126	1,178,591
Mitsubishi Heavy Industries Ltd.	14,902	394,036
Mitsui & Co. Ltd.(a)	71,571	1,580,202
Miura Co. Ltd.	4,100	184,102
MonotaRO Co. Ltd.	11,600	256,536
Nabtesco Corp.	5,172	204,971
NGK Insulators Ltd.	12,164	201,784
Nidec Corp.	20,990	2,407,797
Nihon M&A Center, Inc.	14,200	424,651
Nippon Express Co. Ltd.	3,439	234,133
Nippon Yusen KK	7,512	605,658
NSK Ltd.	18,598	130,506
Obayashi Corp.	31,808	261,947
Odakyu Electric Railway Co. Ltd.	13,777	321,086
Persol Holdings Co. Ltd.	7,800	182,353
Recruit Holdings Co. Ltd.	63,891	3,774,863
Secom Co. Ltd.	9,872	748,824
SG Holdings Co. Ltd.	14,900	405,225
Shimizu Corp.	25,868	185,754
SMC Corp.	2,758	1,767,637
Sohgo Security Services Co. Ltd.	3,422	155,058
Sumitomo Corp.	53,373	754,155
Taisei Corp.	9,152	286,585
THK Co. Ltd.	5,476	127,076
Tobu Railway Co. Ltd.	8,890	231,997

Tokyu Corp.	23,822	328,049
TOPPAN, Inc.	12,239	210,260
Toshiba Corp.	19,123	829,999
TOTO Ltd.	6,638	361,420
Toyota Tsusho Corp.	10,031	443,583
West Japan Railway Co.	7,579	414,446
Yamato Holdings Co. Ltd.	13,617	346,567
Yaskawa Electric Corp.	11,382	556,607

(Cost $35,478,930)		41,688,501

Information Technology - 14.2%
Advantest Corp.	9,400	813,416
Azbil Corp.	5,500	238,717
Brother Industries Ltd.	11,422	234,431
Canon, Inc.(a)	46,997	1,115,599
Disco Corp.	1,400	407,853
FUJIFILM Holdings Corp.	16,957	1,397,683
Fujitsu Ltd.	9,240	1,704,968
GMO Payment Gateway, Inc.	2,000	263,055
Hamamatsu Photonics KK	6,688	390,283
Hirose Electric Co. Ltd.	1,566	260,917
Ibiden Co. Ltd.	5,000	269,963
Itochu Techno-Solutions Corp.	4,200	129,991
Keyence Corp.	9,186	5,521,703
Kyocera Corp.	14,908	927,693
Lasertec Corp.	3,600	787,638
Murata Manufacturing Co. Ltd.	27,245	2,258,303
NEC Corp.	11,493	603,823
Nomura Research Institute Ltd.	16,322	613,475
NTT Data Corp.	29,840	537,318
Obic Co. Ltd.	3,362	640,221
Omron Corp.	8,717	822,456
Oracle Corp.	1,772	145,606
Otsuka Corp.	5,360	277,708
Renesas Electronics Corp.*	58,800	635,488
Ricoh Co. Ltd.	30,934	314,921
Rohm Co. Ltd.	4,012	387,288
SCSK Corp.	2,500	157,933
Seiko Epson Corp.	12,724	237,097
Shimadzu Corp.	11,336	508,505
SUMCO Corp.	13,300	280,834
TDK Corp.	6,128	644,466
TIS, Inc.	10,400	293,996
Tokyo Electron Ltd.	7,014	3,011,783
Trend Micro, Inc.	6,172	338,292
Yokogawa Electric Corp.	10,608	166,137

(Cost $18,519,444)		27,339,560

Materials - 4.9%
Asahi Kasei Corp.	58,484	603,898
Hitachi Metals Ltd.*	9,646	186,318
JFE Holdings, Inc.	22,619	366,995
JSR Corp.	9,751	338,136
Kansai Paint Co. Ltd.	8,006	207,473
Mitsubishi Chemical Holdings Corp.	60,596	531,960
Mitsubishi Gas Chemical Co., Inc.	7,476	141,005
Mitsui Chemicals, Inc.	8,481	292,940
Nippon Paint Holdings Co. Ltd.	33,015	410,831
Nippon Sanso Holdings Corp.	6,980	169,401
Nippon Steel Corp.	40,337	824,229
Nissan Chemical Corp.	5,702	319,787
Nitto Denko Corp.	6,718	510,498
Oji Holdings Corp.	37,084	194,159
Shin-Etsu Chemical Co. Ltd.	16,731	2,768,603
Sumitomo Chemical Co. Ltd.	70,956	359,891
Sumitomo Metal Mining Co. Ltd.	11,705	449,411
Toray Industries, Inc.	65,742	443,280
Tosoh Corp.	12,400	225,198

(Cost $8,773,287)		9,344,013

Real Estate - 3.4%
Daito Trust Construction Co. Ltd.	3,051	335,010
Daiwa House Industry Co. Ltd.	26,817	818,051
Daiwa House REIT Investment Corp. REIT(a)	91	269,241
GLP J REIT	199	361,226
Hulic Co. Ltd.	13,010	152,551
Japan Metropolitan Fund Invest REIT(a)	326	316,769
Japan Real Estate Investment Corp. REIT	58	359,024
Mitsubishi Estate Co. Ltd.	55,824	873,273
Mitsui Fudosan Co. Ltd.	43,082	988,401
Nippon Building Fund, Inc. REIT	71	461,437
Nippon Prologis REIT, Inc. REIT	101	364,009
Nomura Real Estate Holdings, Inc.	5,128	131,212
Nomura Real Estate Master Fund, Inc. REIT	202	311,588
Orix JREIT, Inc. REIT(a)	128	228,158
Sumitomo Realty & Development Co. Ltd.	14,550	469,769
United Urban Investment Corp. REIT	133	188,109

(Cost $7,059,121)		6,627,828

Utilities - 1.0%
Chubu Electric Power Co., Inc.	30,334	366,440
Kansai Electric Power Co., Inc.	33,307	334,538
Osaka Gas Co. Ltd.	17,589	329,829
Toho Gas Co. Ltd.	3,428	159,848
Tohoku Electric Power Co., Inc.	19,221	147,108
Tokyo Electric Power Co. Holdings, Inc.*	72,884	191,460
Tokyo Gas Co. Ltd.	17,765	341,687

(Cost $2,557,940)		1,870,910

TOTAL COMMON STOCKS (Cost $166,843,047)		187,773,054

EXCHANGE-TRADED FUNDS - 0.0%
iShares MSCI Japan ETF(a)
(Cost $30,641)	450	30,780

SECURITIES LENDING COLLATERAL - 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $3,873,699)	3,873,699	$3,873,699

CASH EQUIVALENTS - 1.8%
DWS ESG Liquidity Fund “Capital Shares”, 0.08%(b)	117,781	117,769
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)	3,363,829	3,363,829

TOTAL CASH EQUIVALENTS
(Cost $3,481,608)		3,481,598

TOTAL INVESTMENTS - 101.2%
(Cost $174,228,995)		$195,159,131
Other assets and liabilities, net - (1.2%)		(2,314,228)

NET ASSETS - 100.0%		$192,844,903

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
1,854,074	2,019,625(d)	—	—	—	67	—	3,873,699	3,873,699
CASH EQUIVALENTS — 1.8%
DWS ESG Liquidity Fund “Capital Shares”, 0.08%(b)
117,744	25	—	—	—	25	—	117,781	117,769
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
5,191,109	17,210,858	(19,038,138)	—	—	405	—	3,363,829	3,363,829

7,162,927	19,230,508	(19,038,138)	—	—	497	—	7,355,309	7,355,297

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $7,618,009, which is 4.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,323,050.

(d)	Represents the net increase(purchase cost) or decrease(sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

REIT:	Real Estate Investment Trust

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(e)
TOPIX Index Futures	JPY	18	$3,174,496	$3,214,198	9/09/2021	$39,702
Nikkei 225 Futures	JPY	5	1,320,930	1,280,735	9/09/2021	(40,195)

Total net unrealized depreciation						$(493)

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Citigroup Global Markets	9/3/2021	JPY	7,146,596,100	USD	65,130,342	$168,355	$—
JP Morgan & Chase Co.	9/3/2021	JPY	7,064,517,900	USD	64,382,148	166,246	—
RBC Capital Markets	9/3/2021	JPY	6,523,637,100	USD	59,453,344	154,005	—
Citigroup Global Markets	9/3/2021	USD	2,356,123	JPY	258,503,000	—	(6,352)
Citigroup Global Markets	9/3/2021	USD	62,698,827	JPY	6,888,093,100	—	(86,611)
JP Morgan & Chase Co.	9/3/2021	USD	64,304,732	JPY	7,064,517,900	—	(88,830)
RBC Capital Markets	9/3/2021	USD	59,381,855	JPY	6,523,637,100	—	(82,515)
Citigroup Global Markets	10/5/2021	JPY	6,888,093,100	USD	62,714,811	84,769	—
JP Morgan & Chase Co.	10/5/2021	JPY	7,064,517,900	USD	64,321,653	87,467	—
RBC Capital Markets	10/5/2021	JPY	137,604,000	USD	1,252,874	1,708	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
RBC Capital Markets	10/5/2021	JPY	6,523,637,100	USD	59,397,047	$80,825	$—

Total unrealized appreciation (depreciation)						$743,375	$(264,308)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$187,773,054	$—	$—	$187,773,054
Exchange-Traded Funds	30,780	—	—	30,780
Short-Term Investments(g)	7,355,297	—	—	7,355,297
Derivatives(h)
Forward Foreign Currency Contracts	—	743,375	—	743,375
Futures Contracts	39,702	—	—	39,702

TOTAL	$195,198,833	$743,375	$—	$195,942,208

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(264,308)	$—	$(264,308)
Futures Contracts	(40,195)	—	—	(40,195)

TOTAL	$(40,195)	$(264,308)	$—	$(304,503)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.